Noncontrolling Interest (Noncontrolling Interest in Consolidated Statements of Comprehensive Income /(Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ (42,208)	$ 105,945	$ 92,723
Net income from continuing operations attributable to noncontrolling shareholders	18,448	58,223	41,732
Net income/(loss) from discontinued operations attributable to noncontrolling shareholders	(60,656)	47,722	50,991
Changyou [Member]
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	18,448	46,990	27,137
Sogou [Member]
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ (60,656)	$ 58,955	$ 65,586